Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Valuation Allowance [Line Items]
Beginning Balance	¥ 401,743,718	$ 58,431,200	¥ 610,100,105
Decrease in valuation allowance	(59,579,318)	(8,665,452)	(208,356,387)
Ending Balance	¥ 342,164,400	$ 49,765,748	¥ 401,743,718